Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Company’s net deferred tax assets
	As of December 31,
	2021	2020
Deferred tax asset
Net operating loss carryforward	$29,442	$925
Organizational costs/Startup expenses	173,809	2,899
Total deferred tax asset	203,251	3,824
Valuation allowance	(203,251)	(3,824)
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision consists
	Year ended December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(199,427)	(3,824)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	199,427	3,824
Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate
	As of December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	(26.1)%	(20.3)%
Transaction costs allocable to warrant liabilities	0.00%	(0.4)%
Change in valuation allowance	5.1%	(0.3)%
Income tax provision	0.0%	0.0%